GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	COMMON STOCKS - 98.76%
	Australia - 5.98%
1,541	Ampol, Ltd.	$29,622
8,393	ANZ Group Holdings, Ltd. (a)	135,202
9,368	APA Group - Stapled Security	68,475
1,030	Aristocrat Leisure, Ltd.	21,224
9,693	Aurizon Holdings, Ltd.	24,557
25,765	BHP Billiton, Ltd.	798,122
30,278	BlueScope Steel, Ltd.	345,086
1,464	Cochlear, Ltd.	202,189
26,268	Coles Group, Ltd.	297,765
4,886	Commonwealth Bank of Australia	339,357
7,085	Computershare, Ltd.	124,810
744	CSL, Ltd.	145,076
7,418	Endeavour Group, Ltd.	32,283
11,894	Fortescue Metals Group, Ltd.	166,244
8,917	IDP Education, Ltd.	164,334
4,293	IGO, Ltd.	39,270
1,172	Macquarie Group, Ltd.	132,305
754	Mineral Resources, Ltd.	39,552
13,172	National Australia Bank, Ltd.	267,439
23,414	Origin Energy, Ltd.	122,547
30,738	Pilbara Minerals, Ltd. (a)	77,836
7,777	Qantas Airways, Ltd. (a)	31,479
1,051	REA Group, Ltd.	79,042
4,037	Rio Tinto, Ltd.	318,623
13,451	Santos, Ltd.	66,155
12,051	Scentre Group, Ltd.	23,458
1,299	Sonic Healthcare, Ltd.	26,436
76,385	South32, Ltd.	209,420
4,380	Suncorp Group, Ltd.	35,692
17,261	Telstra Corp., Ltd.	46,681
88,104	The Lottery Corp., Ltd. (a)	268,549
4,750	Transurban Group - Stapled Security	41,790
23,642	Vicinity, Ltd.	31,924
6,377	Wesfarmers, Ltd.	198,882
13,041	Westpac Banking Corp.	206,459
1,030	WiseTech Global, Ltd.	35,424
9,210	Woodside Energy Group, Ltd.	223,050
11,616	Woolworths, Ltd.	265,257
		5,681,616
	Austria - 0.54%
5,017	Erste Group Bank AG	160,520
6,936	OMV AG	356,793
		517,313
	Belgium - 0.86%
3,726	Ageas SA	165,329
3,141	Anheuser-Busch InBev SA	189,185
600	D’ieteren Group	115,147
919	Elia Group SA	130,647
916	Solvay SA	92,613
1,597	UCB SA	125,833
		818,754
	Canada - 11.14%
5,341	Alimentation Couche-Tard, Inc.	234,704
18,336	ARC Resources, Ltd.	247,143
3,697	Bank of Montreal	334,914
5,058	Barrick Gold Corp.	86,703
290	Brookfield Asset Management, Ltd. - Class A	8,297
1,159	Brookfield Corp.	36,448
2,007	BRP, Inc.	153,015
2,546	Canadian Imperial Bank of Commerce	102,987
1,005	Canadian National Railway Co.	119,383
5,965	Canadian Natural Resources, Ltd.	331,247
1,863	Canadian Pacific Railway, Ltd.	138,900
2,403	Canadian Utilities, Ltd. - Class A	65,044
24,495	Cenovus Energy, Inc.	475,246
3,263	CGI, Inc. (a)	281,259
282	Constellation Software, Inc.	440,278
5,349	Dollarama, Inc.	312,841
4,437	Element Fleet Management Corp.	60,460
13,461	Empire Co., Ltd. (a)	354,519
6,422	Enbridge, Inc.	250,999
311	Fairfax Financial Holdings, Ltd.	184,227
5,922	First Quantum Minerals, Ltd.	123,732
659	FirstService Corp.	80,701
2,226	George Weston, Ltd.	276,179
3,017	Great-West Lifeco, Inc.	69,743
2,180	Hydro One, Ltd.	58,396
2,575	iA Financial Corp., Inc.	150,754
6,792	Imperial Oil, Ltd.	330,822
793	Intact Financial Corp.	114,153
5,631	Loblaw Cos., Ltd.	497,890
15,113	Lundin Mining Corp.	92,754
999	Magna International, Inc.	56,118
23,146	Manulife Financial Corp.	412,833
1,709	Metro, Inc.	94,626
746	National Bank of Canada	50,264
2,747	Nutrien, Ltd.	200,547
3,535	Pembina Pipeline Corp.	119,992
7,950	Power Corp. of Canada	187,007
8,049	Royal Bank of Canada	756,749
1,020	Sun Life Financial, Inc.	47,346
11,124	Suncor Energy, Inc.	352,863
2,229	TC Energy Corp.	88,864
7,502	Teck Resources, Ltd. - Class B (a)	283,514
604	TELUS Corp.	11,656
4,879	The Bank of Nova Scotia	239,049
8,740	The Toronto-Dominion Bank	565,905
535	Toromont Industries, Ltd.	38,608
3,928	Tourmaline Oil Corp.	198,199
6,620	West Fraser Timber Co., Ltd.	478,019
3,341	WSP GLOBAL, Inc.	387,620
		10,583,517
	Denmark - 3.06%
119	A.P. Moeller - Maersk AS - Class A	262,259
136	A.P. Moeller - Maersk AS - Class B	304,450
598	Coloplast AS - Series B	70,057
6,303	Danske Bank AS	124,315
293	DSV AS	46,334
73	Genmab AS (a)	30,864
11,383	Novo Nordisk AS - Series B	1,545,989
3,939	Pandora AS	278,415
552	Rockwool International AS - B Shares	129,225
2,277	Tryg AS	54,114
2,346	William Demant Holdings AS (a)	65,420
		2,911,442
	Finland - 0.97%
446	Elisa OYJ	23,640
518	Neste OYJ	23,889
18,353	Nokia OYJ	85,262
12,637	Nordea Bank Abp	135,367
6,949	Orion OYJ - Class B	380,964
2,888	Sampo OYJ - Series A	150,838
6,613	Stora Enso OYJ - R Shares	93,240
829	UPM-Kymmene OYJ	31,022
		924,222
	France - 11.57%
730	Aeroports de Paris (a)	97,799
1,187	Air Liquide SA	168,477
1,301	Alstom SA	31,831
582	Arkema SA	52,348
12,537	AXA SA	349,224
1,331	BioMerieux	139,839
6,645	BNP Paribas SA	378,360
45,490	Bollore SA	254,216
555	Capgemini SE	92,782
15,254	Carrefour SA	255,137
7,445	Cie de Saint-Gobain	364,214
22,232	Credit Agricole SA	233,865
1,187	Danone SA	62,561
920	Dassault Aviation SA	156,025
309	Dassault Systemes SE	11,112
1,734	Edenred	94,373
3,958	Eiffage SA	389,324
3,006	Electricite de France SA	38,592
8,718	Engie SA	124,720
620	EssilorLuxottica SA	112,178
2,705	Eurazeo SE	168,406
8,086	Getlink SE	129,482
264	Hermes International	408,632
4,485	Ipsen SA	482,408
237	Kering SA	120,615
10,540	La Francaise des Jeux SAEM	424,113
1,546	L’Oreal SA	553,617
1,501	LVMH Moet Hennessy Louis Vuitton SE	1,092,264
11,492	Orange SA	114,025
3,149	Publicis Groupe SA	201,165
128	Remy Cointreau SA	21,582
6,552	Renault SA (a)	218,631
766	Safran SA	95,944
6,107	Sanofi-Aventis SA	588,875
267	Sartorius Stedim Biotech	86,766
1,042	Schneider Electric SE	146,332
1,286	SEB SA	107,897
10,614	Societe Generale SA	266,237
1,215	Sodexo SA	116,249
1,053	Thales SA	134,540
14,273	Total SA	895,959
504	Ubisoft Entertainment SA (a)	14,238
1,958	Unibail-Rodamco-Westfield (a)	102,356
6,343	Valeo SA	113,335
964	Veolia Environnement SA	24,769
2,782	Vinci SA	277,328
18,336	Vivendi SA	175,162
5,446	Wendel SA	508,704
		10,996,608
	Germany - 7.96%
1,947	adidas AG	263,869
1,270	Allianz SE	271,217
5,098	Bayer AG	262,394
3,239	Bayerische Motoren Werke AG	286,764
624	Beiersdorf AG	71,305
518	Carl Zeiss Meditec AG	65,109
26,833	Commerzbank AG (a)	250,878
480	Covestro AG	18,699
5,882	Daimler AG	384,652
30,052	Deutsche Bank AG	337,830
782	Deutsche Boerse AG	134,652
42,020	Deutsche Lufthansa AG (a)	346,372
11,721	Deutsche Post AG	438,676
17,598	Deutsche Telekom AG	350,139
7,669	Fresenius Medical Care AG & Co. KGaA	250,488
11,521	Fresenius SE & Co. KGaA	321,803
686	GEA Group AG	27,898
2,673	HeidelbergCement AG	151,465
9,801	HelloFresh SE (a)	213,905
2,233	Knorr-Bremse AG	121,480
985	Merck KGaA	190,046
358	MTU Aero Engines AG	77,018
326	Muenchener Rueckversicherungs-Gesellschaft AG	105,451
4,483	Nemetschek SE	229,199
3,889	Puma SE	235,063
417	Rational AG	247,625
1,127	Rheinmetall AG	224,358
4,440	RWE AG	196,282
2,026	SAP SE	209,165
1,773	Siemens AG	244,410
13,263	Siemens Energy AG	249,027
40,454	Telefonica Deutschland Holding AG	99,355
6,614	United Internet AG	133,368
1,003	Volkswagen AG	157,346
2,650	Vonovia SE	62,424
9,637	Zalando SE (a)	339,268
		7,569,000
	Hong Kong - 2.20%
17,385	AIA Group, Ltd.	191,989
26,522	BOC Hong Kong Holdings, Ltd.	90,037
28,855	CK Asset Holdings, Ltd.	176,973
44,574	CK Hutchison Holdings, Ltd.	267,036
4,480	Hong Kong Exchange & Clearing, Ltd.	192,507
5,973	Jardine Matheson Holdings, Ltd.	303,852
60,479	New World Development Co., Ltd.	169,654
41,366	Sino Land Co., Ltd.	51,595
90,276	SITC International Holdings Co., Ltd.	200,091
8,681	Swire Pacific, Ltd. - Class A	76,097
8,675	Techtronic Industries Co., Ltd.	96,352
478,527	WH Group, Ltd.	279,095
		2,095,278
	Ireland - 0.44%
22,599	AIB Group Plc	86,744
9,732	Bank of Ireland Group PLC	92,739
743	CRH PLC	29,549
751	DCC PLC	36,928
339	Flutter Entertainment PLC (a)	46,454
3,992	James Hardie Industries PLC	71,849
643	Kingspan Group PLC	34,825
432	Kingspan Group PLC	23,390
		422,478
	Isle Of Man - 0.06%
3,698	Entain PLC	58,891
	Israel - 1.08%
2,510	Bank Hapoalim BM	22,600
13,040	Bank Leumi Le-Israel BM	108,608
49,714	Bezeq the Israel Telecommunication Corp., Ltd.	85,285
371	Check Point Software Technologies, Ltd. - ADR (a)	46,805
134	Elbit Systems, Ltd.	21,793
17,483	ICL Group, Ltd.	126,323
4,105	Israel Discount Bank, Ltd. - Series A	21,551
2,037	Mizrahi Tefahot Bank, Ltd.	65,745
18,873	Teva Pharmaceutical Industries, Ltd. - ADR (a)	172,122
446	Tower Semiconductor, Ltd. (a)	19,468
186	Wix.com, Ltd. - ADR (a)	14,290
18,482	ZIM Integrated Shipping Services, Ltd. - ADR (b)	317,705
		1,022,295
	Italy - 1.62%
13,156	Assicurazioni Generali SpA	233,946
32,459	Eni SpA	461,548
2,533	FinecoBank Banca Fineco SpA	42,063
31,695	Intesa Sanpaolo SpA	70,217
4,350	Moncler SpA	231,145
25,981	Poste Italiane SpA	253,482
1,085	Prysmian SpA	40,314
1,660	Recordati SpA	69,002
2,493	Snam SpA	12,088
6,052	Terna Rete Elettrica Nazionale SpA	44,695
5,431	UniCredit SpA	77,063
		1,535,563
	Japan - 19.32%
2,917	Advantest Corp.	186,830
3,659	Ajinomoto Co., Inc.	111,831
2,222	ANA Holdings, Inc. (a)	47,057
500	Asahi Glass Co., Ltd.	16,593
2,647	Asahi Group Holdings, Ltd.	82,395
20,059	Astellas Pharma, Inc.	305,010
1,836	Bandai Namco Holdings, Inc.	115,079
2,016	Bridgestone Corp.	71,381
7,845	Brother Industries, Ltd.	118,567
4,271	Canon, Inc.	92,442
3,533	Capcom Co., Ltd.	112,775
4,560	Chiba Bank Ltd/The	33,270
5,999	Chugai Pharmaceutical Co., Ltd.	153,015
21,610	CyberAgent, Inc.	192,389
2,683	Dai Nippon Printing Co., Ltd.	53,900
8,997	Dai-ichi Life Holdings, Inc.	203,183
6,007	Daiichi Sankyo Co., Ltd.	193,345
270	Daikin Industries, Ltd.	40,963
1,459	Dentsu, Inc.	45,770
178	Disco Corp.	50,734
3,051	Eisai Co., Ltd.	201,220
144	Fast Retailing Co., Ltd.	87,629
1,086	Fujitsu, Ltd.	144,783
1,576	Hankyu Hanshin Holdings, Inc.	46,693
4,390	Hitachi, Ltd.	220,888
16,494	Honda Motor Co., Ltd.	376,212
3,273	Hoya Corp.	313,483
3,194	Idemitsu Kosan Co., Ltd.	74,777
35,984	Inpex Corp.	386,663
9,860	Isuzu Motors, Ltd.	114,306
4,121	Ito En, Ltd.	149,980
13,432	ITOCHU Corp.	421,399
5,077	Japan Airlines Co., Ltd. (a)	103,407
6,546	Japan Post Bank Co., Ltd.	56,119
36,718	Japan Post Holdings Co., Ltd.	308,944
16,200	Japan Post Insurance Co., Ltd.	284,911
6,371	Japan Tobacco, Inc.	128,441
12,851	Kakaku.com, Inc.	206,203
1,400	Kao Corp.	55,581
8,293	KDDI Corp.	251,501
252	Keyence Corp.	97,838
792	Kikkoman Corp.	41,688
2,512	Kintetsu Group Holdings Co., Ltd.	82,937
2,943	Kirin Holdings Co., Ltd.	44,856
1,396	Komatsu, Ltd.	30,173
399	Konami Holdings Corp.	18,100
2,291	Kose Corp.	248,925
382	Kyocera Corp.	18,961
1,333	LIXIL Group Corp.	20,096
338	M3, Inc.	9,181
40,531	Marubeni Corp.	464,321
15,904	Mazda Motor Corp.	119,217
6,007	MISUMI Group, Inc.	130,558
13,599	Mitsubishi Corp.	441,489
2,820	Mitsubishi Electric Corp.	27,943
3,004	Mitsubishi Estate Co., Ltd.	38,913
7,435	Mitsubishi Heavy Industries, Ltd.	293,806
44,033	Mitsubishi UFJ Financial Group, Inc.	295,612
26,617	Mitsubishi UFJ Lease & Finance Co., Ltd.	130,917
15,480	Mitsui & Co., Ltd.	450,866
864	Mitsui Fudosan Co., Ltd.	15,791
10,919	Mitsui OSK Lines, Ltd ©	272,842
13,161	Mizuho Financial Group, Inc.	185,416
15,863	MonotaRO Co., Ltd.	223,444
2,035	MS & AD Insurance Group Holdings, Inc. (a)	65,059
265	Murata Manufacturing Co., Ltd.	13,068
2,173	NEC Corp.	76,205
2,242	Nexon Co., Ltd.	50,334
2,612	NGK Insulators, Ltd.	33,114
2,990	Nintendo Co., Ltd.	125,719
3,092	Nippon Steel & Sumitomo Metal Corp.	53,650
19,971	Nippon Telegraph & Telephone Corp.	569,543
14,153	Nippon Yusen Kabushiki Kaisha	333,737
1,017	Nissan Chemical Industries, Ltd.	44,349
27,184	Nissan Motor Co., Ltd.	85,070
945	Nitori Holdings Co., Ltd.	123,476
2,450	Nomura Real Estate Holdings, Inc.	52,388
961	Nomura Research Institute, Ltd.	22,847
965	NTT Data Corp.	14,063
4,458	Obayashi Corp.	33,674
11,782	Olympus Corp.	207,806
1,207	OMRON Corp.	58,332
4,218	Ono Pharmaceutical Co., Ltd.	98,590
1,737	Oracle Corp.	112,942
673	Oriental Land Co., Ltd.	97,938
7,117	ORIX Corp.	113,919
1,479	Otsuka Holdings Co., Ltd.	48,234
3,159	Panasonic Corp.	26,438
14,250	Persol Holdings Co., Ltd.	303,094
10,636	Recruit Holdings Co., Ltd.	332,928
3,916	Renesas Electronics Corp. (a)	34,611
26,078	Resona Holdings, Inc.	143,231
9,748	Ricoh Co., Ltd.	74,193
11,263	SBI Holdings, Inc.	214,591
950	Secom Co., Ltd.	54,205
4,399	Seiko Epson Corp.	64,001
1,357	Sekisui House, Ltd.	24,058
4,366	Seven & I Holdings Co., Ltd.	187,111
144	Shimano, Inc.	22,755
6,891	Shiseido Co., Ltd.	337,754
11,261	SoftBank Corp.	127,403
5,427	SoftBank Group Corp.	229,524
1,972	Sompo Holdings, Inc.	87,247
1,832	Sony Corp.	139,638
2,376	Square Enix Holdings Co., Ltd.	110,307
8,220	Subaru Corp.	124,451
23,250	Sumitomo Chemical Co., Ltd.	83,366
8,381	Sumitomo Corp.	139,318
4,522	Sumitomo Electric Industries, Ltd.	51,092
9,007	Sumitomo Mitsui Financial Group, Inc.	362,374
4,317	Sumitomo Mitsui Trust Holdings, Inc.	150,644
1,687	Suntory Beverage & Food, Ltd.	57,446
2,030	Sysmex Corp.	122,552
4,506	Taisei Corp.	145,297
8,913	Takeda Pharmaceutical Co., Ltd.	278,502
617	TIS, Inc.	16,216
2,317	Tobu Railway Co, Ltd.	54,044
8,800	Tokio Marine Holdings, Inc.	187,989
14,740	Tokyo Electric Power Co. Holdings, Inc. (a)	53,085
966	Tokyo Electron, Ltd.	283,839
3,311	Tokyo Gas Co., Ltd.	64,829
5,655	Toppan Printing Co., Ltd.	83,510
26,430	Toyota Motor Corp.	360,572
1,553	Trend Micro, Inc.	72,630
5,646	USS Co., Ltd.	89,585
12,041	Welcia Holdings Co., Ltd.	280,679
1,810	Yakult Honsha Co., Ltd.	117,827
1,344	Yamaha Motor Co., Ltd.	30,376
1,935	Yokogawa Electric Corp.	30,710
12,374	ZOZO, Inc.	305,585
		18,357,223
	Jersey - 0.52%
70,209	Glencore PLC	468,201
2,747	WPP PLC (a)	27,141
		495,342
	Luxembourg - 0.18%
513	Eurofins Scientific SE	36,833
7,747	Tenaris SA	135,864
		172,697
	Netherlands - 5.11%
11,075	ABN AMRO Group NV	153,366
37,703	Aegon NV	191,028
3,757	AerCap Holdings NV - ADR (a)	219,108
1,325	Airbus SE	157,545
15,970	ArcelorMittal	421,321
193	Argenx SE (a)	72,453
1,554	ASML Holding NV	847,319
11,361	CNH Industrial NV	182,252
1,053	EXOR NV	77,094
706	Ferrari NV	151,393
1,556	Heineken Holding NV	120,170
13,944	ING Groep NV	169,854
1,835	JDE Peet’s NV	53,077
15,585	Koninklijke Ahold Delhaize NV	448,087
24,755	Koninklijke KPN NV	76,623
13,264	Koninklijke Philips NV	199,586
8,074	NN Group NV	330,162
2,811	OCI NV	100,500
1,449	Qiagen NV (a)	72,842
3,822	Randstad Holding NV	233,533
17,126	Stellantis NV	243,366
2,100	STMicroelectronics NV	74,625
2,507	Wolters Kluwer NV	262,320
		4,857,624
	New Zealand - 0.35%
17,699	Fisher & Paykel Healthcare Corp., Ltd.	253,239
9,949	Spark New Zealand, Ltd.	34,063
906	Xero, Ltd. (a)	43,202
		330,504
	Norway - 0.79%
2,658	Aker BP ASA	82,618
1,709	DNB Bank ASA	33,753
7,648	Equinor ASA	274,871
6,408	Gjensidige Forsikring ASA	125,687
2,889	Kongsberg Gruppen ASA	122,967
11,488	Norsk Hydro ASA	85,842
2,265	Telenor ASA	21,162
		746,900
	Portugal - 0.44%
4,641	Galp Energia SGPS SA	62,610
16,283	Jeronimo Martins SGPS SA	352,289
		414,899
	Singapore - 1.42%
10,113	Capitaland Investment, Ltd.	27,949
12,175	City Developments, Ltd.	74,844
7,071	DBS Group Holdings, Ltd.	178,978
8,821	Jardine Cycle & Carriage, Ltd.	188,344
28,973	Keppel Corp., Ltd.	157,126
22,294	Oversea-Chinese Banking Corp., Ltd.	202,787
17,864	Singapore Airlines, Ltd.	73,758
18,556	Singapore Exchange, Ltd.	124,082
36,296	Singapore Telecommunications, Ltd.	69,590
10,981	United Overseas Bank, Ltd.	251,529
		1,348,987
	Spain - 2.52%
605	Acciona SA	111,339
4,093	ACS, Actividades de Construccion y Servicios SA	117,115
1,501	Amadeus IT Holdings SA - Class A (a)	77,868
37,348	Banco Bilbao Vizcaya Argentaria SA	224,956
102,103	Banco Santander SA	305,299
26,053	CaixaBank SA	102,148
814	Corp ACCIONA Energias Renovables SA	31,453
1,393	Ferrovial SA	36,472
13,277	Iberdrola SA	154,989
15,970	Industria de Diseno Textil SA	424,178
3,400	Naturgy Energy Group SA	88,362
3,222	Red Electrica Corp SA	56,025
31,542	Repsol SA	502,053
43,621	Telefonica SA	157,912
		2,390,169
	Sweden - 1.06%
8,035	Atlas Copco AB - A Shares	95,202
3,961	Atlas Copco AB - B Shares	42,262
1,169	Boliden AB	43,910
1,438	EPIROC AB	26,185
4,067	EQT AB	86,405
411	Evolution AB	40,033
20,133	Hennes & Mauritz AB - Series B	216,962
692	Investor AB	12,526
10,333	Securitas AB - Series B	86,223
5,728	Skandinaviska Enskilda Banken AB - Class A	65,946
4,846	Svenska Handelsbanken AB - Class A	48,789
3,749	Swedish Orphan Biovitrum AB (a)	77,593
2,324	Tele2 AB - B Shares	18,959
16,843	Telefonaktiebolaget LM Ericsson - Series B	98,690
1,125	Volvo AB - Class A	21,360
1,533	Volvo AB - Class B	27,691
		1,008,736
	Switzerland - 7.36%
682	Baloise Holding AG	105,169
955	Banque Cantonale Vaudoise	91,563
1,896	Cie Financiere Richemont SA	245,835
2,523	Clariant AG	40,069
968	Coca-Cola HBC AG	22,883
145	EMS-Chemie Holding AG	98,209
361	Geberit AG	170,421
1,093	Kuehne & Nagel International AG	254,104
3,774	LafargeHolcim, Ltd.	195,355
3,423	Logitech International SA	212,258
12,601	Nestle SA	1,455,534
10,540	Novartis AG	953,843
262	Partners Group Holding AG	231,997
444	Roche Holding AG	172,048
4,063	Roche Holdings AG - Non-Voting Shares	1,276,747
109	SGS SA	253,898
317	Sonova Holding AG	75,287
1,360	Straumann Holding AG	155,953
269	Swiss Life Holding AG	138,659
241	The Swatch Group AG - Group I	68,497
868	The Swatch Group AG - Group N	45,133
18,742	UBS Group AG	348,343
493	VAT Group AG	135,337
522	Zurich Insurance Group AG	249,556
		6,996,698
	United Kingdom - 12.21%
10,664	3i Group PLC	171,983
9,079	Admiral Group PLC	233,067
4,593	Anglo American PLC	179,862
4,612	Associated British Foods PLC	87,438
8,007	AstraZeneca PLC	1,083,508
50,668	Auto Trader Group PLC	315,529
21,918	Aviva PLC - B Shares	116,268
16,612	BAE Systems PLC	171,576
117,452	Barclays PLC	223,490
103,883	BP PLC	599,402
12,143	British American Tobacco PLC	480,357
3,707	Bunzl PLC	123,333
12,132	Burberry Group PLC	294,957
1,398	Coca-Cola European Partners PLC - ADR (b)	77,337
11,380	Compass Group PLC	262,789
7,565	Diageo PLC	331,136
24,787	GSK PLC	428,402
9,197	Haleon PLC (a)	36,389
23,884	Hargreaves Lansdown PLC	245,958
3,978	Hikma Pharmaceuticals PLC	74,134
64,306	HSBC Holdings PLC	398,541
8,119	Imperial Brands PLC	202,254
9,111	Informa PLC	67,966
1,813	InterContinental Hotels Group PLC	104,028
114,711	J. Sainsbury PLC	300,868
197,896	JD Sports Fashion PLC	300,730
57,456	Kingfisher PLC	163,246
43,323	Legal & General Group PLC	129,889
381,505	Lloyds Banking Group PLC	208,194
234	London Stock Exchange Group PLC	20,106
7,053	M&G PLC	15,949
5,351	National Grid PLC	64,102
43,379	NatWest Group PLC	138,346
3,281	Next PLC	229,903
4,096	Pearson PLC	46,251
4,073	Phoenix Group Holdings PLC	29,837
1,587	Reckitt Benckiser Group PLC	110,006
10,464	RELX PLC	289,310
7,005	Rio Tinto PLC	493,043
40,038	Shell PLC	1,128,708
2,508	Smith & Nephew PLC	33,494
3,152	Smiths Group PLC	60,494
3,772	SSE PLC	77,579
15,588	St. James’s Place PLC	205,347
21,287	Standard Chartered PLC	158,770
76,188	Standard Life Aberdeen PLC	173,130
69,419	Tesco PLC	187,076
25,756	The Sage Group PLC	231,926
3,521	Unilever PLC	177,769
315,885	Vodafone Group PLC	319,904
		11,603,681
	Total Common Stocks (Cost $77,108,291)	93,860,437

	PREFERRED STOCKS - 0.45%
	Germany - 0.45%
3,083	Bayerische Motoren Werke AG - Preference Shares	260,177
1,358	Volkswagen AG - Preference Shares	168,459
	Total Preferred Stocks (Cost $445,146)	428,636

	REAL ESTATE INVESTMENT TRUSTS - 0.09%
	Canada - 0.02%
810	RioCan Real Estate Investment Trust	12,641
	France - 0.07%
2,969	Klepierre	68,526
	Total Real Estate Investment Trusts (Cost $74,858)	81,167

	SHORT TERM INVESTMENTS - 0.00% (d)
	Money Market Funds - 0.00%
3,852	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (c)	3,852
	Total Short Term Investments (Cost $3,852)	3,852
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.12%
2,018,962	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (c)	2,018,962
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,018,962)	2,018,962

	Total Investments (Cost $79,651,109) - 101.42%	96,393,054
	Liabilities in Excess of Other Assets - (1.42)%	(1,350,068)
	TOTAL NET ASSETS - 100.00%	$95,042,986

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2022.
(d)	Less than 0.01%.

Glossary of Terms
ADR -	American Depositary Receipt

GuideMark World ex-US Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2022

COMMON STOCKS
Aerospace & Defense		1.22%
Air Freight & Logistics		0.73%
Airlines		0.63%
Auto Components		0.25%
Automobiles		2.80%
Banks		9.91%
Beverages		1.15%
Biotechnology		0.34%
Building Products		0.84%
Capital Markets		2.62%
Chemicals		1.08%
Commercial Services & Supplies		0.39%
Communications Equipment		0.19%
Construction & Engineering		1.46%
Construction Materials		0.47%
Distributors		0.32%
Diversified Consumer Services		0.17%
Diversified Financial Services		1.33%
Diversified Telecommunication Services		2.15%
Electric Utilities		1.09%
Electrical Equipment		0.31%
Electronic Equipment, Instruments & Components		0.46%
Energy Equipment & Services		0.14%
Entertainment		0.49%
Food & Staples Retailing		4.51%
Food Products		2.51%
Gas Utilities		0.23%
Health Care Equipment & Supplies		2.00%
Health Care Providers & Services		0.63%
Health Care Technology		0.01%
Hotels, Restaurants & Leisure		1.52%
Household Durables		0.41%
Household Products		0.17%
Independent Power and Renewable Electricity Producers		0.03%
Industrial Conglomerates		1.13%
Insurance		6.07%
Interactive Media & Services		0.63%
Internet & Direct Marketing Retail		0.68%
IT Services		0.83%
Leisure Equipment & Products		0.02%
Leisure Products		0.28%
Life Sciences Tools & Services		0.21%
Machinery		1.49%
Marine		2.05%
Media		0.61%
Metals & Mining		4.56%
Multiline Retail		0.78%
Multi-Utilities		0.43%
Oil, Gas & Consumable Fuels		8.11%
Paper & Forest Products		0.63%
Personal Products		1.31%
Pharmaceuticals		9.57%
Professional Services		1.76%
Real Estate Management & Development		1.04%
Road & Rail		0.54%
Semiconductors & Semiconductor Equipment		1.58%
Software		1.65%
Specialty Retail		1.48%
Technology Hardware, Storage & Peripherals		0.67%
Textiles, Apparel & Luxury Goods		3.58%
Tobacco		0.85%
Trading Companies & Distributors		2.65%
Transportation Infrastructure		0.28%
Wireless Telecommunication Services		0.73%
TOTAL COMMON STOCKS		98.76%

PREFERRED STOCKS
Automobiles		0.45%
TOTAL PREFERRED STOCKS		0.45%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts		0.09%
TOTAL REAL ESTATE INVESTMENT TRUSTS		0.09%

SHORT TERM INVESTMENTS
Money Market Funds		0.00%
TOTAL SHORT TERM INVESTMENTS		0.00%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds		2.12%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL		2.12%

TOTAL INVESTMENTS		101.42%
Liabilities in Excess of Other Assets		(1.42)%
TOTAL NET ASSETS		100.00%

Percentages are stated as a percent of net assets.